Foreign Currency Forwards Purchase Contracts (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Group One USD ($)	Dec. 31, 2011 Group One EUR (€)	Dec. 31, 2010 Group One USD ($)	Dec. 31, 2011 Group Two USD ($)	Dec. 31, 2011 Group Two NZD
Derivative [Line Items]
Transaction Date Range	February 2008-July 2011	February 2008-July 2011		July 2011	July 2011
Transaction Amount	$ 140	€ 100		$ 25	30
Forward Purchase Date Range	October 2012- August 2015	October 2012- August 2015		August 2013	August 2013
Fair Value	8.8		6.9	1.9
Change in Fair Value	$ 1.9		$ 5.2	$ 1.9